Key Management Personnel	12 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Key Management Personnel

Note 37. Key Management Personnel

(a)
Compensation of Key Management Personnel

	2024	2023	2022

	US$	US$	US$
Short-term employee benefits	3,415,969	2,898,544	1,555,658
Post-employment benefits	105,007	137,168	56,105
Termination benefits	475,000	—	—
Share-based payments expense	3,214,616	4,221,472	4,664,767
	7,210,592	7,257,184	6,276,530

(b)
Other transactions and balances with director and key management personnel and their related parties

There were no director and key management personnel related party transactions during the prior financial year for the current year refer to Note 33(b).